Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	(1,398,823)	(3,691,673)	(2,731,985)
Accretion on Preferred Shares to redemption value	(705,329)	(961,050)	(2,157,744)
Deemed dividend due to extinguishment of Preferred Shares	(43,136)	—	—
Deemed dividend due to modification of Preferred Shares	(41,485)	—	—
Deemed contribution from repurchase of Preferred Shares	—	9,969	—
Deemed dividend due to reclassification from mezzanine equity to ordinary shares upon extinguishment of Redeemable Shares	(66,091)	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(2,254,864)	(4,642,754)	(4,889,729)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	330,176,070	349,450,580	754,270,914

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(6.83)	(13.29)	(6.48)